INCOME TAX - Reconciliation between the tax rate applied and relevant tax rate (Details) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Income before taxes		$ 4,172,481	$ (2,702,291)	$ (4,284,402)
Tax rate	30.00%	30.00%	30.00%	30.00%
Income for the year at tax rate		$ (1,251,744)	$ 810,687	$ 1,285,321
Tax inflation adjustment		(14,441)	(228,247)	3,836,719
Deductible investments		(5,305)	(77,894)	(440,450)
Others		560,291	(1,346,491)	(6,140)
Income tax		$ (671,707)	$ (229,663)	$ (2,117,088)